SCHEDULE OF SUPPLEMENTAL UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS INFORMATION RELATED TO LEASES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Leases
Right-of-use assets	$ 38,656	¥ 270,325	¥ 194,388
Operating lease liabilities - current	5,125	35,842	14,563
Operating lease liabilities - non-current	35,088	245,373	180,920
Total operating lease liabilities		281,215	195,483
Right-of-use assets	188,627	1,319,087	1,346,728
Finance lease liabilities - current	26,818	187,541	183,852
Finance lease liabilities - non-current	$ 154,627	1,081,322	1,141,118
Total finance lease liabilities		¥ 1,268,863	¥ 1,324,970